Annual Total Returns - Fidelity Managed Retirement 2020 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-03 - Fidelity Managed Retirement 2020 Fund - Fidelity Managed Retirement 2020 Fund
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	13.23%
Annual Return 2011	(1.70%)
Annual Return 2012	12.90%
Annual Return 2013	17.65%
Annual Return 2014	5.78%
Annual Return 2015	0.03%
Annual Return 2016	7.07%
Annual Return 2017	13.30%
Annual Return 2018	(4.45%)
Annual Return 2019	16.19%